Fair value measurement - Estimate of fair value (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Categories of non-current financial assets
Biological assets	$ 27,279	$ 17,365
Assets and liabilities measured at fair value
Profit for the year (revaluation)	$ (7,504)	(1,891)	$ (1,336)
Density index for wood pulp	1
Density index for pine	0.94
MAI for gum to determine annual growth rate	15
MAI for pine to determine annual growth rate	10.5
At fair value [member]
Categories of non-current financial assets
Biological assets	$ 27,279	17,365
Level 3 of fair value hierarchy [member] | At fair value [member]
Categories of non-current financial assets
Biological assets	27,279	17,365
Assets and liabilities measured at fair value
Beginning of period	17,365	13,767
Profit for the year (revaluation)	7,504	1,891
Translation differences and other	2,410	1,707
End of period	27,279	17,365	$ 13,767
Interest rate swap contract [member] | At fair value [member]
Categories of financial liabilities
Other financial liabilities - derivatives	(4,392)	(699)
Interest rate swap contract [member] | Level 2 of fair value hierarchy [member] | At fair value [member]
Categories of financial liabilities
Other financial liabilities - derivatives	(4,392)	(699)
Cross currency swap | At fair value [member]
Categories of financial liabilities
Other financial liabilities - derivatives	(33,648)
Cross currency swap | Level 2 of fair value hierarchy [member] | At fair value [member]
Categories of financial liabilities
Other financial liabilities - derivatives	$ (33,648)
Spanish Energy Business Discontinued Operations | At fair value [member]
Categories of financial liabilities
Other financial liabilities - derivatives		(6,630)
Spanish Energy Business Discontinued Operations | Level 2 of fair value hierarchy [member] | At fair value [member]
Categories of financial liabilities
Other financial liabilities - derivatives		$ (6,630)